Stock Options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 10 - Stock Options

During the year ended December 31, 2012, the Company cancelled all outstanding stock options.

Transactions involving stock options for the past three years are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31, 2009:	1,200,000	$0.40
Granted	380,000	0.62
Exercised	-	-
Expired	(320,000)	0.42
Outstanding at December 31, 2010:	1,260,000	0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	0.42
Cancelled	(965,000)	0.42
Outstanding at December 31, 2012	NIL	$-

On May 15, 2009, the Board of Directors of the Company granted an aggregate of 1,200,000 stock options to directors, officers and consultants. The underlying stock options are exercisable at $0.40 per share and shall expire the earlier of May 15, 2014 or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination.

The fair value of the stock options granted was determined using the Black-Scholes option value model with the following assumptions:

	2010	2009

Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.41% to 2.55%	2.01%
Expected volatility	45.75% - 64.14%	44.20%
Expected option life (in years)	5 yrs	5 yrs

Expected volatility was based on the Company’s historical share price.

For the 2009 stock options, the Company recognized $3,812 in compensation expense associated with the stock options prior to it being cancelled. The Company recognized $19,688 in compensation expense associated with the stock options as of December 31, 2011 and $99,972 in compensation expense for the period ended December 31, 2010.

During the year ended December 31, 2010, the Board of Directors of the Company granted an aggregate of 380,000 stock options to consultants. The underlying stock options expire in 5 years or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination as follows. The stock options are vested every 6 months starting from the grant date for a period of 2 years. After the 2 years, the stock options are fully vested. The Company recognized $28,657 in compensation expense associated with the stock options granted during the year ended December 31, 2010 and recognized $30,970 in compensation expense for the period ended December 31, 2011.

In accordance to the Company’s stock option plan, an optionee may exercise his options at anytime within 30 days following the termination of the optionee’s relationship with the Company. An aggregate of 295,000 and 320,000 unexercised stock options from consultants that no longer provide services to the Company were forfeited during the year ended December 31, 2011 and 2010, respectively.